Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans - Summary of non-vested restricted share options (Table)
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2023	460,190	$19.38
Granted	1,081,500	18.42
Vested	(765,715)	18.60
Unvested as at June 30, 2023	775,975	$18.81